SHARE BASED PAYMENTS (Schedule of Outstanding Units Activity) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options	922,698	805,055
Granted, other than options	125,802	117,643
Outstanding, other than options, ending	1,048,500	922,698
Outstanding, beginning balance, fair value | $	$ 3,468,000	$ 3,137,000
Fair Value, granted, other units | $	431,000	452,000
Fair value, Change in fair value, other units | $	144,000	(121,000)
Outstanding, ending balance, fair value | $	$ 4,043,000	$ 3,468,000
Cash Settled, Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options	1,948,709	1,859,139
Granted, other than options	1,716,286	1,348,538
Forfeited or cancelled, other units	(188,892)	(260,870)
Units paid out in cash, other units	(1,214,393)	(1,256,288)
Transferred from equity to cash settled, other units	406,487	413,864
Transferred from cash to equity settled		(155,674)
Outstanding, other than options, ending	2,668,197	1,948,709
Outstanding, beginning balance, fair value | $	$ 3,840,000	$ 5,503,000
Fair Value, granted, other units | $	5,887,000	5,264,000
Fair Value, Paid in Cash, other units | $	(4,812,000)	(5,737,000)
Fair value, Change in fair value, other units | $	301,000	(1,190,000)
Outstanding, ending balance, fair value | $	5,216,000	$ 3,840,000
Less: current portion | $	(2,568,000)
Non-current portion | $	$ 2,648,000
Equity Settled, Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options	705,855	1,644,461
Forfeited or cancelled, other units	(2,093)	(15,111)
Units paid out in cash, other units	(297,275)	(665,305)
Transferred from equity to cash settled, other units	(406,487)	(413,864)
Transferred from cash to equity settled		155,674
Outstanding, other than options, ending		705,855
Cash Settled, Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options		515,008
Units paid out in cash, other units	(340,236)	(683,460)
Transferred from equity to cash settled, other units	340,236	168,452
Outstanding, beginning balance, fair value | $		$ 3,104,000
Fair Value, Paid in Cash, other units | $	$ (1,240,000)	(3,882,000)
Fair value, Change in fair value, other units | $	$ 1,240,000	$ 778,000
Equity Settled, Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, other than options	1,839,456	1,845,887
Granted, other than options		824,768
Units paid out in cash, other units		(228,740)
Transferred from equity to cash settled, other units		(168,452)
Outstanding, other than options, ending		1,839,456
Fair Value, granted, other units | $	$ 844,187
Fair value, forfeited or cancelled, other units | $	(152,729)	$ (434,007)
Fair Value, Paid in Cash, other units | $	(350,666)
Fair value, Transferred from equity to cash settled | $	(340,236)
Outstanding, ending balance, fair value | $	$ 1,840,012